Tax - Disclosure of movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	£ 8,947	£ 6,364
Liabilities, beginning balance	(1,972)	(1,782)
Deferred tax liability (asset) before offsetting, beginning balance	6,975	4,582
Income statement	(56)	(438)	£ 596
Other comprehensive income and reserves	(890)	2,601
Other movements	(91)	230
Assets, ending balance	7,419	8,947	6,364
Liabilities, ending balance	(1,481)	(1,972)	(1,782)
Deferred tax liability (asset) before offsetting, ending balance	5,938	6,975	4,582
Share-based payments and deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	433	414
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	433	414
Income statement	43	14
Other comprehensive income and reserves	(14)	(17)
Other movements	(13)	22
Assets, ending balance	449	433	414
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	449	433	414
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	40	40
Liabilities, beginning balance	(1,315)	(1,674)
Deferred tax liability (asset) before offsetting, beginning balance	(1,275)	(1,634)
Income statement	(26)	(3)
Other comprehensive income and reserves	327	357
Other movements	(2)	5
Assets, ending balance	38	40	40
Liabilities, ending balance	(1,014)	(1,315)	(1,674)
Deferred tax liability (asset) before offsetting, ending balance	(976)	(1,275)	(1,634)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	2,875	521
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	2,875	521
Income statement	0	0
Other comprehensive income and reserves	(1,398)	2,354
Other movements	0	0
Assets, ending balance	1,477	2,875	521
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	1,477	2,875	521
Fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	675	155
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	675	155
Income statement	(26)	(6)
Other comprehensive income and reserves	(78)	523
Other movements	0	3
Assets, ending balance	571	675	155
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	571	675	155
Fixed asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,296	1,647
Liabilities, beginning balance	(77)	(42)
Deferred tax liability (asset) before offsetting, beginning balance	1,219	1,605
Income statement	(63)	(458)
Other comprehensive income and reserves	0	0
Other movements	(3)	72
Assets, ending balance	1,277	1,296	1,647
Liabilities, ending balance	(124)	(77)	(42)
Deferred tax liability (asset) before offsetting, ending balance	1,153	1,219	1,605
Loan impairment allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	702	693
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	702	693
Income statement	(43)	(11)
Other comprehensive income and reserves	0	0
Other movements	(31)	20
Assets, ending balance	628	702	693
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	628	702	693
Own Credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	0	426
Liabilities, beginning balance	(190)	0
Deferred tax liability (asset) before offsetting, beginning balance	(190)	426
Income statement	0	0
Other comprehensive income and reserves	273	(616)
Other movements	2	0
Assets, ending balance	85	0	426
Liabilities, ending balance	0	(190)	0
Deferred tax liability (asset) before offsetting, ending balance	85	(190)	426
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,280	1,248
Liabilities, beginning balance	(390)	(66)
Deferred tax liability (asset) before offsetting, beginning balance	890	1,182
Income statement	(46)	(400)
Other comprehensive income and reserves	0	0
Other movements	(41)	108
Assets, ending balance	1,146	1,280	1,248
Liabilities, ending balance	(343)	(390)	(66)
Deferred tax liability (asset) before offsetting, ending balance	803	890	1,182
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,646	1,220
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	1,646	1,220
Income statement	105	426
Other comprehensive income and reserves	0	0
Other movements	(3)	0
Assets, ending balance	1,748	1,646	1,220
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	£ 1,748	£ 1,646	£ 1,220